Basis of Presentation (Details) $ in Millions	3 Months Ended
	Mar. 31, 2016 subsidiary	Feb. 10, 2016 USD ($) shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of subsidiary banks | subsidiary	1
Xenith
Business Acquisition [Line Items]
Number of shares issued to shareholders per share of Xenith stock (in shares) | shares		4.4
Value of transaction | $		$ 107.2
Percentage of stock ownership by the Company's shareholders		74.00%
Percentage of stock ownership by Xenith's shareholders		26.00%